Financial Instruments at Fair Value through Profit or Loss and Trading Investments - Summary of Trading Investments (Detail) $ in Millions	Dec. 31, 2017 CLP ($)
Disclosure of financial assets [line items]
Financial instruments at fair value through profit or loss	$ 415,061
IAS 39 [member] | Chilean Central Bank and Government Securities [Member] | Other Chilean Central Bank and Government Securities [member]
Disclosure of financial assets [line items]
Financial instruments at fair value through profit or loss	3,163
IAS 39 [member] | Chilean Central Bank and Government Securities [Member] | Chilean Central Bank Securities [member]
Disclosure of financial assets [line items]
Financial instruments at fair value through profit or loss	3,963
IAS 39 [member] | Other Chilean securities [member] | Bonds [member]
Disclosure of financial assets [line items]
Financial instruments at fair value through profit or loss	5
IAS 39 [member] | Foreign Financial Securities [member] | Bonds [member]
Disclosure of financial assets [line items]
Financial instruments at fair value through profit or loss	381,262
IAS 39 [member] | Foreign Financial Securities [member] | Other Foreign Securities [member]
Disclosure of financial assets [line items]
Financial instruments at fair value through profit or loss	8,147
IAS 39 [member] | Investments in mutual funds [member] | Funds managed by related subsidiaries [member]
Disclosure of financial assets [line items]
Financial instruments at fair value through profit or loss	$ 18,521